Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 14,888	$ 12,472
Intangible assets and goodwill, end of period	10,300	14,888
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	15,530	13,176
Exchange adjustments	397	(179)
Acquisitions through business combinations intangible assets and goodwill, including fair value adjustments	(89)
Acquisitions and other additions		2,734
Reclassified as assets held for sale	(2,756)	(79)
Disposals and retirements, intangible assets and goodwill	(133)	(122)
Intangible assets and goodwill, end of period	12,949	15,530
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	(642)	(704)
Exchange adjustments	(30)	2
Impairment loss recognised in profit or loss, goodwill	(2,009)	0
Disposals and retirements, intangible assets and goodwill	32	60
Intangible assets and goodwill, end of period	$ (2,649)	$ (642)